FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman - Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: August 31

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record

Nuveen Strategy Aggressive Growth Allocation Fund

NUVEEN INVESTMENT FUND INC.

Ticker:		Security ID:	670690478
Meeting Date:	SEP 24, 2013	Meeting Type:	Special
Record Date:	JUL 26, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Reorganization of Funds between Nuveen Quantitative Enhanced Core Equity Fund and Nuveen Symphony Low Volatility Equity Fund	For	For	Management

Nuveen Strategy Balanced Allocation Fund

NUVEEN INVESTMENT FUND INC.

Ticker:		Security ID:	670690478
Meeting Date:	SEP 24, 2013	Meeting Type:	Special
Record Date:	JUL 26, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Reorganization of Funds between Nuveen Quantitative Enhanced Core Equity Fund and Nuveen Symphony Low Volatility Equity Fund	For	For	Management

Nuveen Strategy Conservative Allocation Fund

NUVEEN INVESTMENT FUND INC.

Ticker:		Security ID:	670690478
Meeting Date:	SEP 24, 2013	Meeting Type:	Special
Record Date:	JUL 26, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Reorganization of Funds between Nuveen Quantitative Enhanced Core Equity Fund and Nuveen Symphony Low Volatility Equity Fund	For	For	Management

Nuveen Strategy Growth Allocation Fund

NUVEEN INVESTMENT FUND INC.

Ticker:		Security ID:	670690478
Meeting Date:	SEP 24, 2013	Meeting Type:	Special
Record Date:	JUL 26, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Reorganization of Funds between Nuveen Quantitative Enhanced Core Equity Fund and Nuveen Symphony Low Volatility Equity Fund	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Strategy Funds, Inc.

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 21, 2014